Consolidated Statements of Operations (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Revenue:
Rental	$ 105,288	$ 115,715	$ 117,715
Tenant reimbursements	52,312	54,974	55,840
Parking	22,704	22,760	23,323
Management, leasing and development services	2,412	6,811	4,669
Interest and other	15,241	1,883	766
Total revenue	197,957	202,143	202,313
Expenses:
Rental property operating and maintenance	45,004	44,008	43,945
Real estate taxes	15,908	15,853	15,411
Parking	6,069	6,241	6,855
General and administrative	24,336	24,166	23,103
Other expense	5,014	2,137	1,546
Depreciation and amortization	49,983	53,636	55,868
Impairment of long-lived assets	2,121	0	0
Interest	99,261	105,190	107,333
Loss from early extinguishment of debt	0	164	0
Total expenses	247,696	251,395	254,061
Loss from continuing operations before equity in net income of unconsolidated joint venture, gain on sale of interest in unconsolidated joint venture and gain on sale of real estate	(49,739)	(49,252)	(51,748)
Equity in net income of unconsolidated joint venture	14,341	74	905
Gain on sale of interest in unconsolidated joint venture	50,051	0	0
Gain on sale of real estate	0	0	16,591
Income (loss) from continuing operations	14,653	(49,178)	(34,252)
Discontinued Operations:
Loss from discontinued operations before gains on settlement of debt and sale of real estate	(58,678)	(116,819)	(334,504)
Gains on settlement of debt	333,201	190,380	156,129
Gains on sale of real estate	106,942	73,844	14,689
Income (loss) from discontinued operations	381,465	147,405	(163,686)
Net income (loss)	396,118	98,227	(197,938)
Net (income) loss attributable to common units of the Operating Partnership	(11,864)	(9,208)	25,926
Net income (loss) attributable to MPG Office Trust, Inc.	384,254	89,019	(172,012)
Preferred stock dividends	(18,550)	(18,806)	(19,064)
Preferred stock redemption discount	0	2,780	0
Net income (loss) available to common stockholders	365,704	72,993	(191,076)
Basic income (loss) per common share:
Income (loss) from continuing operations	$ (0.03)	$ (1.16)	$ (0.96)
Income (loss) from discontinued operations	$ 6.80	$ 2.63	$ (2.96)
Net income (loss) available to common stockholders per share – basic	$ 6.77	$ 1.47	$ (3.92)
Weighted average number of common shares outstanding – basic	54,043,655	49,682,202	48,770,326
Diluted income (loss) per common share:
Income (loss) from continuing operations	$ (0.03)	$ (1.16)	$ (0.96)
Income (loss) from discontinued operations	$ 6.74	$ 2.63	$ (2.96)
Net income (loss) available to common stockholders per share – diluted	$ 6.71	$ 1.47	$ (3.92)
Weighted average number of common and common equivalent shares – diluted	54,531,562	49,682,202	48,770,326
Amounts attributable to MPG Office Trust, Inc.:
Income (loss) from continuing operations	16,812	(41,401)	(27,819)
Income (loss) from discontinued operations	367,442	130,420	(144,193)
Net income (loss) attributable to MPG Office Trust, Inc.	$ 384,254	$ 89,019	$ (172,012)